Impairment of Exploration and Evaluation and Oil and Gas Properties - Summary of Nominal Brent Oil Prices (Detail) - bbl	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2023 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil		87	71
2024 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	82	78	68
2025 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	80	74	69
2026 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	76	76	70
2027 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	77	77	72
2028 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	79	79	73
2029 [Member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	80	80